Stockholders' Equity - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 13, 2021	Jun. 08, 2021	Dec. 31, 2021	Dec. 22, 2021	Sep. 01, 2021	Jun. 18, 2021
Class Of Stock [Line Items]
Capital stock, par value		$ 0.0001
Capital stock, shares authorized		261,000,000
Common stock, shares authorized		260,000,000
Preferred stock,authorized		1,000,000	1,000,000
Aggregate purchase price of common shares			$ 6,650
Payment of offering costs			$ 12,800
Preferred stock,outstanding			0
Subscription Agreement | Series A Warrant
Class Of Stock [Line Items]
Number of shares purchased	2,000,000
Exercisable period	5 years
Subscription Agreement | Series A and Series B Warrant
Class Of Stock [Line Items]
Number of shares purchased	6,000,000
Warrant share price	$ 0.10
Subscription Agreement | Series B Warrant
Class Of Stock [Line Items]
Exercisable period	5 years
Number shares vest and exercisable	500,000
Vesting period	1 year
Warrant share price	$ 0.01
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		250,000,000	250,000,000
Conversion of Class B to Class A common shares (in shares)		3,593,750
Conversion basis			In addition, 3,593,750 shares of Class B Common Stock were converted, on a one-for-one basis, into shares of Class A Common Stock, and as of December 31, 2021, there were no shares of Class B Common Stock issued or outstanding.
Number of Class A common stock issued upon conversion of each share (in shares)		1
Number of shares purchased	500,000
Common stock, shares issued			87,367,972
Common stock, shares outstanding			87,367,972
Contingently issuable shares to CareMax and IMC sellers			3,200,000
Class A Common Stock | Subscription Agreement
Class Of Stock [Line Items]
Number of shares purchased	500,000
Aggregate purchase price of common shares	$ 5,000
Price per share	$ 18.00
Class A Common Stock | Subscription Agreement | Maximum
Class Of Stock [Line Items]
Price per share	$ 10.00
Class A Common Stock | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		10,000,000
Aggregate purchase price of common shares		$ 100,000
Purchase price per share		$ 10.00
Class A Common Stock | Deerfield Partners | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		9,600,000
Class A Common Stock | Sponsor | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		400,000
Class A Common Stock | Investors | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		31,000,000
Aggregate purchase price of common shares		$ 310,000
Purchase price per share		$ 10.00
Class A Common Stock | SMA Entities
Class Of Stock [Line Items]
Common stock, shares issued						384,615
Class A Common Stock | DNF
Class Of Stock [Line Items]
Common stock, shares issued					2,741,528
Class A Common Stock | Advantis
Class Of Stock [Line Items]
Common stock, shares issued				145,883
Class A Common Stock | Business Intelligence & Analytics LLC
Class Of Stock [Line Items]
Common stock, shares issued				148,104
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		10,000,000
Common stock, shares issued			0
Common stock, shares outstanding			0